Loss per share - Schedule of Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net loss attributable to ordinary shareholders	$ (93,735)	$ (87,009)	$ (59,943)
Weighted average number of ordinary shares issued and outstanding, basic (in shares)	44,126,733,000	26,957,258,000	9,599,704,000
Weighted average number of ordinary shares issued and outstanding, diluted (in shares)	44,126,733,000	26,957,258,000	9,599,704,000
Basic loss per share (in USD per share)	$ (2.12)	$ (3.23)	$ (6.24)
Diluted loss per share (in USD per share)	$ (2.12)	$ (3.23)	$ (6.24)